INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7%
	APPAREL & TEXTILE PRODUCTS - 1.4%
5,775	Cie Financiere Richemont S.A.	$ 821,124
453	Hermes International	934,211
148,786	PRADA SpA	972,323
		2,727,658
	ASSET MANAGEMENT - 2.6%
40,049	3i Group plc	1,011,359
29,618	Brookfield Corporation(b)	1,010,768
12,422	Groupe Bruxelles Lambert S.A.	1,002,170
49,342	Investor A.B.	951,508
1,045	Partners Group Holding A.G.	1,129,998
		5,105,803
	AUTOMOTIVE - 3.1%
33,095	Cie Generale des Etablissements Michelin SCA	1,038,056
13,023	Continental A.G.	969,554
14,644	Denso Corporation	1,002,603
3,007	Ferrari N.V.	955,444
819,121	Geely Automobile Holdings Ltd.	1,017,329
13,815	Toyota Industries Corporation	978,231
		5,961,217
	BANKING - 10.8%
2,794,400	Bank Mandiri Persero Tbk P.T.	1,105,902
2,678,503	Bank Rakyat Indonesia Persero Tbk P.T.	976,464
14,565	Commonwealth Bank of Australia	964,331
82,246	Credit Agricole S.A.	1,040,099
40,278	Danske Bank A/S	906,304
116,008	Grupo Financiero Banorte S.A.B. de C.V.	984,666
41,752	ICICI Bank Ltd. - ADR	967,394
372,141	Intesa Sanpaolo SpA	998,082
53,683	KakaoBank Corporation	1,068,002
14,125	KBC Group N.V.	928,079
8,269	Macquarie Group Ltd.	951,206
504,090	Malayan Banking Bhd	990,031
55,314	National Australia Bank Ltd.	1,037,966
27,291	OTP Bank Nyrt	1,114,812

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	BANKING - 10.8% (Continued)
109,343	Powszechna Kasa Oszczednosci Bank Polski S.A.	$ 989,811
1,080,006	Public Bank Bhd	984,893
84,150	Skandinaviska Enskilda Banken A.B.	993,171
104,306	Standard Bank Group Ltd.	1,067,203
116,943	Svenska Handelsbanken A.B., A Shares	975,973
58,009	Swedbank A.B., A Shares	1,028,822
47,210	United Overseas Bank Ltd.	993,373
		21,066,584
	BIOTECH & PHARMA - 2.0%
8,361	Celltrion, Inc.	908,393
33,656	Chugai Pharmaceutical Company Ltd.	1,031,236
5,237	CSL Ltd.	928,191
11,104	UCB S.A.	997,517
		3,865,337
	CHEMICALS - 4.0%
5,441	Air Liquide S.A.	985,012
12,097	Akzo Nobel N.V.	984,875
6,919,468	Chandra Asri Petrochemical Tbk P.T.	990,833
1,303	EMS-Chemie Holding A.G.	980,182
299	Givaudan S.A.	997,851
21,002	Novozymes A/S, Class B	912,139
16,443	Nutrien Ltd.	1,041,382
9,432	Symrise A.G.	984,031
		7,876,305
	COMMERCIAL SUPPORT SERVICES - 1.5%
14,657	Edenred	935,682
15,716	Eurofins Scientific S.E.	969,185
10,307	SGS S.A.	937,880
		2,842,747
	CONSTRUCTION MATERIALS - 2.6%
16,130	Cie de Saint-Gobain	1,052,817
17,780	CRH plc	1,024,708
14,519	Holcim Ltd.	962,509
107,428	Siam Cement PCL (The)	959,973

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	CONSTRUCTION MATERIALS - 2.6% (Continued)
3,515	Sika A.G.	$ 996,384
		4,996,391
	CONTAINERS & PACKAGING - 0.5%
98,748	Amcor plc	966,172

	DIVERSIFIED INDUSTRIALS - 0.5%
27,505	Alfa Laval A.B.	967,844

	ELECTRIC UTILITIES - 8.6%
9,996,540	AC Energy Corporation	884,853
125,190	CLP Holdings Ltd.	981,746
76,977	E.ON S.E.	950,416
198,820	EDP - Energias de Portugal S.A.	907,277
48,867	EDP Renovaveis S.A.	896,275
23,881	Emera, Inc.	895,032
45,175	Endesa S.A.	940,063
7,337,636	Enel Americas S.A.(a)	871,774
144,685	Enel SpA	974,822
59,187	Engie S.A.	956,162
22,747	Fortis, Inc.	891,917
71,898	Fortum OYJ	967,273
768,201	Gulf Energy Development PCL	1,052,720
74,899	Iberdrola S.A.	890,629
41,994	SSE plc	865,244
468,041	Tenaga Nasional Bhd	992,891
114,749	Terna Rete Elettrica Nazionale SpA	948,668
12,113	Verbund A.G.	993,537
		16,861,299
	ELECTRICAL EQUIPMENT - 1.5%
41,216	Assa Abloy A.B., Class B	929,596
373,663	Delta Electronics Thailand PCL	1,157,462
4,184	Schindler Holding A.G.	933,804
		3,020,862

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	ENGINEERING & CONSTRUCTION - 1.0%
30,960	Ferrovial S.E.	$ 982,511
7,432	WSP Global, Inc.	1,040,808
		2,023,319
	ENTERTAINMENT CONTENT - 0.5%
156,188	Bollore S.E.	926,079

	FOOD - 3.3%
24,331	Ajinomoto Company, Inc.	1,032,548
505	Barry Callebaut A.G.	881,542
256,493	China Mengniu Dairy Company Ltd.	863,443
78	Chocoladefabriken Lindt & Spruengli A.G.	933,333
8,895	DSM-Firmenich A.G.	821,752
182,215	Grupo Bimbo S.A.B. de C.V.	896,472
339,912	Wilmar International Ltd.	950,620
		6,379,710
	FORESTRY, PAPER & WOOD PRODUCTS - 1.7%
83,570	Stora Enso OYJ, R Shares	1,065,819
106,474	Suzano S.A.	1,081,751
32,693	UPM-Kymmene OYJ	1,121,572
		3,269,142
	GAS & WATER UTILITIES - 1.4%
1,130,242	Hong Kong & China Gas Company Ltd.	831,575
33,033	Naturgy Energy Group S.A.	958,340
186,110	Snam SpA	961,949
		2,751,864
	HEALTH CARE FACILITIES & SERVICES - 1.6%
35,631	Fresenius S.E. & Company KGaA	1,144,661
3,977	ICON PLC(a)	1,033,781
751,312	IHH Healthcare Bhd	963,740
		3,142,182
	HOME CONSTRUCTION - 0.5%
1,889	Geberit A.G.	980,693

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HOUSEHOLD PRODUCTS - 1.0%
7,397	Beiersdorf A.G.	$ 969,466
2,762	LG Household & Health Care Ltd.	968,644
		1,938,110
	INDUSTRIAL REIT - 0.6%
72,441	Goodman Group	1,096,495

	INDUSTRIAL SUPPORT SERVICES - 1.1%
14,201	Ashtead Group plc	993,734
624,313	United Tractors Tbk P.T.	1,066,220
		2,059,954
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
318,831	B3 S.A. - Brasil Bolsa Balcao	833,962
5,304	Deutsche Boerse A.G.	942,889
25,478	Hong Kong Exchanges & Clearing Ltd.	987,627
9,196	London Stock Exchange Group plc	952,672
		3,717,150
	INSURANCE - 4.9%
152,079	BB Seguridade Participacoes S.A.	935,961
51,372	Dai-ichi Life Holdings, Inc.	957,612
1,291	Fairfax Financial Holdings Ltd.	1,064,445
6,357	Intact Financial Corporation	896,094
340,965	Legal & General Group plc	944,617
36,251	Power Corp of Canada	989,812
70,648	Prudential PLC	864,698
21,709	Sampo OYJ, A Shares	954,612
1,687	Swiss Life Holding A.G.	1,059,161
44,993	Tryg A/S	859,212
		9,526,224
	INTERNET MEDIA & SERVICES - 1.9%
132,098,923	GoTo Gojek Tokopedia Tbk P.T.(a)	832,994
5,467	Naspers Ltd., N Shares	931,338
13,437	Prosus N.V.	929,816
10,317	REA Group Ltd.	1,103,564
		3,797,712

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	MACHINERY - 3.4%
68,219	Atlas Copco A.B.	$ 903,298
68,646	CNH Industrial N.V.	951,824
6,212	Disco Corporation	1,227,572
27,800	FANUC Corporation	793,707
50,948	Sandvik A.B.	965,257
1,741	SMC Corporation	845,000
127,101	WEG S.A.	918,812
		6,605,470
	MEDICAL EQUIPMENT & DEVICES - 2.5%
7,901	Coloplast A/S - Series B	902,648
5,264	EssilorLuxottica S.A.	993,175
3,996	Sartorius Stedim Biotech	1,136,326
3,707	Sonova Holding A.G.	980,728
14,234	Sysmex Corporation	758,470
		4,771,347
	METALS & MINING - 4.7%
19,668	Agnico Eagle Mines Ltd.	954,853
21,273	Anglo American Platinum Ltd.(b)	744,717
52,968	Antofagasta plc	971,582
32,425	BHP Group Ltd.	942,306
65,921	Fortescue Metals Group Ltd.	915,368
6,976	Franco-Nevada Corporation	1,004,824
162,792	Norsk Hydro ASA	905,094
12,734	Rio Tinto Ltd.	931,555
389,709	South32 Ltd.	858,557
22,722	Wheaton Precious Metals Corporation	990,976
		9,219,832
	MULTI ASSET CLASS REIT - 0.5%
107,613	Segro PLC	1,005,230

	OIL & GAS PRODUCERS - 8.1%
41,956	Aker BP ASA	1,139,105
17,377	Canadian Natural Resources Ltd.	1,124,067
57,883	Cenovus Energy, Inc.	1,153,865

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	OIL & GAS PRODUCERS - 8.1% (Continued)
281,360	ENEOS Holdings, Inc.	$ 1,056,689
68,896	Eni SpA	1,067,712
33,398	Equinor ASA	1,031,175
87,162	Inpex Corporation	1,219,396
109,966	MOL Hungarian Oil & Gas plc	832,422
23,336	OMV A.G.	1,082,869
59,711	ORLEN S.A.	912,452
231,495	PTT Exploration & Production PCL	1,047,534
195,376	Santos Ltd.	970,993
17,099	TotalEnergies S.E.	1,077,291
20,690	Tourmaline Oil Corporation	1,060,810
42,530	Woodside Energy Group Ltd.	1,020,191
		15,796,571
	PUBLISHING & BROADCASTING - 0.5%
106,623	Informa plc	987,067

	REAL ESTATE OWNERS & DEVELOPERS - 3.4%
175,728	CK Asset Holdings Ltd.	970,249
243,096	Hongkong Land Holdings Ltd.	862,991
805,267	Sino Land Company Ltd.	923,111
1,570,463	SM Prime Holdings, Inc.	810,204
38,965	Sumitomo Realty & Development Company Ltd.	998,897
403,915	Swire Properties Ltd.	844,672
51,133	Vonovia S.E.	1,226,592
		6,636,716
	RENEWABLE ENERGY - 0.3%
3,800	SolarEdge Technologies, Inc.(a)	617,766

	RETAIL - CONSUMER STAPLES - 2.0%
47,376	Aeon Company Ltd.(b)	983,275
18,824	Alimentation Couche-Tard, Inc.	984,220
507,516	Cencosud S.A.	1,086,089
35,235	Jeronimo Martins SGPS S.A.	898,364
		3,951,948

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	RETAIL - DISCRETIONARY - 0.4%
57,949	SM Investments Corporation	$ 852,854

	SEMICONDUCTORS - 1.9%
1,329	ASML Holding N.V.	876,532
24,238	Infineon Technologies A.G.	868,197
4,831	NXP Semiconductors N.V.	993,832
19,906	STMicroelectronics N.V.	943,035
		3,681,596
	SOFTWARE - 1.5%
7,542	Check Point Software Technologies Ltd.(a)	1,015,078
22,349	Dassault Systemes S.E.	887,704
4,721	Nice Ltd.(a)	933,426
		2,836,208
	SPECIALTY FINANCE - 0.0%(d)
1	Isracard Ltd.	3

	TECHNOLOGY HARDWARE - 1.0%
9,309	Garmin Ltd.	986,941
1,917	Samsung SDI Company Ltd.	888,679
		1,875,620
	TECHNOLOGY SERVICES - 0.9%
13,336	WNS Holdings Ltd. - ADR(a)	871,508
7,707	Wolters Kluwer N.V.	929,824
		1,801,332
	TELECOMMUNICATIONS - 2.3%
271,538	Koninklijke KPN N.V.	950,693
131,430	MTN Group Ltd.	837,415
519,310	Singapore Telecommunications Ltd.	914,434
442,971	Telia Company A.B.	894,687
337,387	Telstra Group Ltd.	876,642
		4,473,871
	TRANSPORTATION & LOGISTICS - 3.8%
6,008	Aena SME S.A.	945,167
8,061	Canadian National Railway Company	907,841

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TRANSPORTATION & LOGISTICS - 3.8% (Continued)
4,689	DSV A/S	$ 892,027
17,402	East Japan Railway Company	984,822
3,330	Kuehne + Nagel International A.G.	1,002,375
90,090	Poste Italiane SpA	1,002,358
8,918	Ryanair Holdings plc - ADR(a)	885,112
102,714	Transurban Group	882,516
		7,502,218
	TRANSPORTATION EQUIPMENT - 0.5%
46,272	Volvo A.B.	948,524

	WHOLESALE - CONSUMER STAPLES - 0.5%
24,155	ITOCHU Corporation	908,671

	TOTAL COMMON STOCKS (Cost $188,934,640)	192,339,697

	PREFERRED STOCK — 0.4%
	CHEMICALS — 0.4%
13,478	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $1,068,561)	834,473

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED — 1.3%
MONEY MARKET FUND - 1.3%
2,540,705	Fidelity Government Portfolio - Institutional Class, 5.25% (Cost $2,540,705)(c)(e)	$ 2,540,705

	TOTAL INVESTMENTS - 100.4% (Cost $192,543,906)	$ 195,714,875
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(754,480)
	NET ASSETS - 100.0%	$ 194,960,395

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
ASA	- Allmennaksjeselskap
LLC	- Limited Liability Company
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PCL	- Public Company Limited
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2023 was $2,419,246.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2023. Total collateral had a value of $2,540,705 at August 31, 2023.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2023.